Other disclosures - Supervisory board remuneration (Details) - Supervisory Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Remuneration
Remuneration	€ 641	€ 520
Supervisory Board share-based compensation	0	0
Members of Supervisory Board
Remuneration
Remuneration	65	50
Chairperson of Supervisory Board
Remuneration
Remuneration	125	125
Deputy Chairperson of Supervisory Board
Remuneration
Remuneration	105	60
Members of Supervisory Board committees
Remuneration
Remuneration	15	10
Chairperson of Supervisory Board committee
Remuneration
Remuneration	€ 30	€ 25